Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
(3) Leases
During the three months ended June 30, 2020 and 2019, we had operating lease costs of $78,331 and $77,816, respectively, and variable lease costs of $10,300 and $18,933, respectively. During the six months ended June 30, 2020 and 2019, we had operating lease costs of $158,734 and $155,166, respectively, and variable lease costs of $27,744 and $36,017, respectively. These operating lease costs are recorded in direct advertising expenses (exclusive of depreciation and amortization). Also, for the three months ended June 30, 2020 and 2019, we recorded a loss of $266 and $193, respectively, in (gain) loss of disposition of assets related to the amendment and termination of lease agreements. For the six months ended June 30, 2020 and 2019, we recorded a loss of $317 and a gain of $3,911, respectively, in (gain) loss of disposition of assets related to the amendment and termination of lease agreements. Cash payments of $161,460 and $180,487 were made reducing our operating lease liabilities for the six months ended June 30, 2020 and 2019, respectively, and are included in cash flows provided by operating activities in the Condensed Consolidated Statements of Cash Flows.
We elected the short-term lease exemption which applies to certain of our vehicle agreements. This election allows the Company to not recognize lease right of use assets (ROU assets) or lease liabilities for agreements with a term of twelve months or less. We recorded $1,249 and $1,097 in direct advertising expenses (exclusive of depreciation and amortization) for these agreements during the three months ended June 30, 2020 and 2019, respectively. We recorded $2,507 and $2,226 in direct advertising expenses (exclusive of depreciation and amortization) for these agreements during the six months ended June 30, 2020 and 2019, respectively.
Our operating leases have a weighted-average remaining lease term of 12.1 years. The weighted-average discount rate of our operating leases is 4.6%. Also, during the periods ended June 30, 2020 and 2019, we obtained $9,991 and $8,671, respectively, of leased assets in exchange for new operating lease liabilities, which includes liabilities obtained through acquisitions.
The following is a summary of the maturities of our operating lease liabilities as of June 30, 2020:

2020	$114,518
2021	206,414
2022	181,916
2023	158,968
2024	141,902
Thereafter	854,924

Total undiscounted operating lease payments	1,658,642
Less: Imputed interest	(430,667)

Total operating lease liabilities	$1,227,975

(7) Leases
On January 1, 2019 the Company adopted ASC 842,
Leases
, using a modified retrospective transition with January 1, 2019 as the effective date of our initial application. We also elected the package of practical expedients, which permitted us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We also elected the practical expedient pertaining to land easements, which allows the Company not to reassess its accounting treatment for our previously existing land easements as to whether they qualify as a lease under ASC 842.
The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built, including our billboard land leases, leases of logo structures and leases of transit advertising space. The leases expire at various dates, have varying options to renew and cancel, and may contain escalation provisions. We expense our non-variable
lease payments ratably over the lease term. Also, certain of our leases contain variable lease payments based on percentage of revenue or consumer price index or other inflation-based indices. The variable lease costs are expensed in the period incurred. Due to our election not to reassess conclusions about lease identification, as noted above, our transit agreements were accounted for as leases on January 1, 2019. As we enter into new or renew current transit agreements, those agreements will not likely meet the criteria of a lease under ASC 842, therefore they will no longer be accounted for as a lease.
During the year ended December 31, 2019, we had base operating lease costs of $312,883 and variable operating lease costs of $76,492, for a total operating lease cost of $389,375. During the years ended December 31, 2018 and 2017 we had total operating lease costs of $381,890 and $366,892, respectively. Our operating lease costs are recorded in direct advertising expenses (exclusive of depreciation and amortization). Also, for the year ended December 31, 2019, we recorded a gain of $4,061 in (gain) loss of disposition of assets related to the amendment and termination of lease agreements. Cash payments of $316,527 were made reducing our operating lease liabilities for the year ended December 31, 2019 and are included in cash flows provided by operating activities in the Consolidated Statements of Cash Flows.
We elected the short-term lease exemption which applies to certain of our vehicle agreements. This election allows the Company to not recognize lease right of use assets (ROU assets) or lease liabilities for agreements with a term of twelve months or less. We recorded $4,691 in direct advertising expenses (exclusive of depreciation and amortization) for these agreements during the year ended December 31, 2019.
Our operating leases have a weighted-average remaining lease term of 12.0 years. The weighted-average discount rate of our operating leases is 4.8%. Also, during the year ended December 31, 2019, we obtained $35,813 of leased assets in exchange for new operating lease liabilities, which includes liabilities obtained through acquisitions.
The following is a summary of the maturities of our operating lease liabilities as of December 31, 2019:

2020	$240,438
2021	196,099
2022	175,598
2023	152,470
2024	135,234
Thereafter	800,876

Total undiscounted operating lease payments	1,700,715
Less: Imputed interest	(435,693)

Total operating lease liabilities	$1,265,022

The following is a summary of minimum annual rental payments required under our operating lease that have original or remaining lease terms in excess of one year as of December 31, 2018:

2019	$254,866
2020	$188,138
2021	$165,642
2022	$144,814
2023	$122,814
Thereafter	$819,004